Fair Value Measurements - Schedule of Valuation Methods for Instruments Measured at Fair Value on a Nonrecurring Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Premises and equipment held for sale, net	$ 3,956	$ 0
Total Gains (Losses) | Real estate mortgage − residential
Fair Value Measurements
Gains (losses) on impaired loans	(432)
Nonrecurring | Fair value
Fair Value Measurements
Impaired loans	5,563	966
Other real estate and repossessed assets	98	546
Premises and equipment held for sale, net	3,956
Nonrecurring | Fair value | Commercial, financial, and agricultural
Fair Value Measurements
Impaired loans	2,081	641
Nonrecurring | Fair value | Real estate construction − residential
Fair Value Measurements
Impaired loans		260
Nonrecurring | Fair value | Real estate mortgage − residential
Fair Value Measurements
Impaired loans	3,482	0
Nonrecurring | Fair value | Real Estate Mortgage - Commercial
Fair Value Measurements
Impaired loans		65
Nonrecurring | Total Gains (Losses)
Fair Value Measurements
Gains (losses) on impaired loans	(2,072)	(2,417)
Gains (losses) on other real estate and repossessed assets	0	875
Gains (losses) on premises and equipment held for sale, net	(225)
Nonrecurring | Total Gains (Losses) | Commercial, financial, and agricultural
Fair Value Measurements
Gains (losses) on impaired loans	(1,640)	(1,931)
Nonrecurring | Total Gains (Losses) | Real estate construction − residential
Fair Value Measurements
Gains (losses) on impaired loans		0
Nonrecurring | Total Gains (Losses) | Real estate mortgage − residential
Fair Value Measurements
Gains (losses) on impaired loans		(50)
Nonrecurring | Total Gains (Losses) | Real Estate Mortgage - Commercial
Fair Value Measurements
Gains (losses) on impaired loans		(436)
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value
Fair Value Measurements
Impaired loans	0	0
Other real estate and repossessed assets	0	0
Premises and equipment held for sale, net	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value | Commercial, financial, and agricultural
Fair Value Measurements
Impaired loans	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value | Real estate construction − residential
Fair Value Measurements
Impaired loans		0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value | Real estate mortgage − residential
Fair Value Measurements
Impaired loans	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value | Real Estate Mortgage - Commercial
Fair Value Measurements
Impaired loans		0
Nonrecurring | Other Observable Inputs (Level 2) | Fair value
Fair Value Measurements
Impaired loans	0	0
Other real estate and repossessed assets	0	0
Premises and equipment held for sale, net	0
Nonrecurring | Other Observable Inputs (Level 2) | Fair value | Commercial, financial, and agricultural
Fair Value Measurements
Impaired loans	0	0
Nonrecurring | Other Observable Inputs (Level 2) | Fair value | Real estate construction − residential
Fair Value Measurements
Impaired loans		0
Nonrecurring | Other Observable Inputs (Level 2) | Fair value | Real estate mortgage − residential
Fair Value Measurements
Impaired loans	0	0
Nonrecurring | Other Observable Inputs (Level 2) | Fair value | Real Estate Mortgage - Commercial
Fair Value Measurements
Impaired loans		0
Nonrecurring | Significant Unobservable Inputs (Level 3) | Fair value
Fair Value Measurements
Impaired loans	5,563	966
Other real estate and repossessed assets	98	546
Premises and equipment held for sale, net	3,956
Nonrecurring | Significant Unobservable Inputs (Level 3) | Fair value | Commercial, financial, and agricultural
Fair Value Measurements
Impaired loans	2,081	641
Nonrecurring | Significant Unobservable Inputs (Level 3) | Fair value | Real estate construction − residential
Fair Value Measurements
Impaired loans		260
Nonrecurring | Significant Unobservable Inputs (Level 3) | Fair value | Real estate mortgage − residential
Fair Value Measurements
Impaired loans	$ 3,482	0
Nonrecurring | Significant Unobservable Inputs (Level 3) | Fair value | Real Estate Mortgage - Commercial
Fair Value Measurements
Impaired loans		$ 65